Note 2 - Acquisitions (Details) - Balance Sheet Adjustments Related to the Purchase Price Allocation - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Deferred franchise costs - current portion	$ 597,970	$ 668,700	$ 939,750
Goodwill	2,747,668	677,204
Deferred revenue - current portion	$ 2,080,787	2,044,500	$ 2,756,250
Scenario, Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Deferred franchise costs - current portion		668,700
Goodwill		677,204
Deferred revenue - current portion		2,044,500
Scenario, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Deferred franchise costs - current portion		622,800
Goodwill		636,104
Deferred revenue - current portion		$ 1,957,500